Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

(17)    Equity

Details of consolidated equity and movement are shown in the consolidated statement of changes in equity.

(a)	Share capital

At 31 December 2023 and 2022, the Company’s share capital amounts to Euros 119,603,705 and comprises:

●	Class A shares: 426,129,798 ordinary shares of Euros 0.25 par value each, subscribed and fully paid and of the same class and series.
●	Class B shares: 261,425,110 non-voting preference shares of 0.05 Euros par value each, of the same class and series, and with the preferential rights set forth in the Company’s by-laws.

The main characteristics of the Class B shares are as follows:

●	Each Class B share entitles its holder to receive a minimum annual preferred dividend out of the distributable profits at the end of each year equal to Euros 0.01 per Class B share provided that the aggregate preferred dividend does not exceed the distributable profits of that year and, subject, according to the commercial law, to the approval of the distribution of dividends by the Company’s shareholders. This preferred dividend is not cumulative if sufficient distributable profits are not obtained in the period.
●	Each Class B share is entitled to receive, in addition to the above-mentioned preferred dividend, the same dividends and other distributions as for one Grifols ordinary share.
●	Each Class B share entitles the holder to its redemption under certain circumstances, if a takeover bid for all or part of the shares in the Company has been made, except if holders of Class B shares have been entitled to participate in the bid on the same terms as holders of Class A shares. The redemption terms and conditions reflected in the Company’s by-laws limit the amount that may be redeemed, requiring that sufficient distributable reserves be available, and limit the percentage of shares to be redeemed in line with the ordinary shares to which the bid is addressed.
●	In the event the Company were to be wound up and liquidated, each Class B share entitles the holder to receive, before any amounts are paid to holders of ordinary shares, an amount equal to the sum of (i) the par value of the Class B share, and (ii) the share premium paid for the Class B share when it was subscribed. In addition to the Class B liquidation preference amount, each holder is entitled to receive the same liquidation amount that is paid for each ordinary share.

These shares are freely transferable.

Since 23 July 2012 the ADSs (American Depositary Shares) representing Grifols’ Class B shares (non-voting shares) have had an exchange ratio of 1:1 in relation to Class B shares, ie.1 ADS represents 1 Class B share. The previous rate was 2 ADS per 1 Class B share.

The Company’s knowledge of its shareholders is based on information provided voluntarily or in compliance with applicable legislation. According to the information available to the Company, there are no interests representing more than 10% of the Company’s total capital at 31 December 2023 and 2022.

At 31 December 2023 and 2022, the number of outstanding shares is equal to the total number of Company shares, less treasury stock.

Movement in outstanding shares during 2023 is as follows:

	Reference	Class A shares	Class B shares
Balance at 1 January 2023		422,185,368	256,225,326
(Acquisition) / disposal of treasury stock	Note 17 (d)	—	681,585
Balance at 31 December 2023		422,185,368	256,906,911

Movement in outstanding shares during 2022 is as follows:

	Reference	Class A shares	Class B shares
Balance at 1 January 2022		422,185,368	256,354,580
(Acquisition) / disposal of treasury stock	Note 17 (d)	—	(129,254)
Balance at 31 December 2022		422,185,368	256,225,326

(b)	Share premium

Movement in the share premium is described in the consolidated statement of changes in equity, which forms an integral part of this note to the consolidated financial statements.

(c)	Reserves

The drawdown of accumulated gains is subject to legislation applicable to each of the Group companies.

The movement in this caption of the consolidated balance sheet during the years ended at 31 December 2023, 2022 and 2021 is reflected in the consolidated statement of changes in equity, the most significant movements being detailed below:

Legal reserve

Companies in Spain are obliged to transfer 10% of each year’s profits to a legal reserve until this reserve reaches an amount equal to 20% of share capital. This reserve is not distributable to shareholders and may only be used to offset losses if no other reserves are available. Under certain conditions it may be used to increase share capital provided that the balance left on the reserve is at least equal to 10% of the nominal value of the total share capital after the increase.

At 31 December 2023 and 2022 the legal reserve of the Parent amounts to Euros 23,921 thousand which corresponds to 20% of the share capital.

Distribution of the legal reserves of Spanish companies is subject to the same restrictions as those of the Company and at 31 December 2023 the balance of the legal reserve of other Spanish companies amounts to Euros 1,711 thousand (Euros 2,066 thousand at 31 December 2022).

Other foreign Group companies have a legal reserve amounting to Euros 4,227 thousand at 31 December 2023 (Euros 4,137 thousand at 31 December 2022).

Unavailable reserve

At 31 December 2023, Euros 7,179 thousand equivalent to the carrying amount of development costs pending amortization of certain Spanish companies (Euros 18,908 thousand at 31 December 2022) are, in accordance with applicable legislation, a distribution limitation until these development costs have been amortized.

Hedging reserve

The hedging reserve includes the cash flow hedge reserve and the costs of hedging reserve, see note 4(i) for details. The cash flow hedge reserve is used to recognise the effective portion of gains or losses on derivatives that are designated and qualify as cash flow hedges, as described in note 30.

The group defers the changes in the forward element of forward contracts and the time value of option contracts in the costs of hedging reserve.

(d)	Treasury stock

The Parent held Class A and B treasury stock equivalent to 1.2% of its capital at 31 December 2023 (1.3% of its capital in Class A and B treasury stock at 31 December 2022).

Treasury stock Class A

During the years ended at 31 December 2023 and 2022, there have been no movements in Class A treasury shares, with a total of 3,944,430 shares and 89,959 thousand euros.

Treasury stock Class B

Movement in Class B treasury stock during 2023 was as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2023	5,199,784	72,261
Disposal Class B shares	(681,585)	(9,472)
Balance at 31 December 2023	4,518,199	62,789

In March, May and October 2023, the Group delivered 681,585 treasury stocks (Class B shares) to eligible employees as compensation under the Restricted Share Unit Retention Plan.

Movement in Class B treasury stock during 2022 is as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2022	5,070,530	74,230
Disposal Class B shares	(370,746)	(5,428)
Acquisition Class B shares	500,000	3,459
Balance at 31 December 2022	5,199,784	72,261

In March 2022, the Group delivered 370,746 treasury stocks (Class B shares) to eligible employees as compensation under the Restricted Share Unit Retention Plan.

(e)	Distribution of profit and dividends

The profits of Grifols, S.A. and subsidiaries will be distributed as agreed by respective shareholders at their general meetings.

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2023, and the distribution of profit approved for 2022, presented at the general meeting held on 16 June 2023, is as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Voluntary reserve	(246,734)	(266,296)
Lossest of the Parent	(246,734)	(266,296)

The distribution of profit corresponding to the year ended 31 December 2023 and 2022 are presented in the statement of changes in consolidated equity.

During 2023 and 2022 no dividend or interim dividend have been paid.

(f)   Restricted Share Unit Retention Plan

The Group has set up a Restricted Share Unit Retention Plan (hereinafter RSU Plan) and a long-term incentive plan for certain employees (see note 29). This commitment will be settled using equity instruments and the cumulative accrual amounts to Euros 8,282 thousand at 31 December 2023 (Euros 7,304 thousand at 31 December 2022).

The incentive plan has been granted to certain employees as part of their compensation package, subject to the achievement of various metrics, both financial and non-financial. The plan has been assessed by calculating the unit value of the options at the valuation date and multiplying it by the total number of options to be granted. Subsequently, this unit value will be adjusted based on the likelihood of achieving the specified objectives.